Other operating income, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income, net (Details) [Line Items]
Grant income			$ 382,000
Other operating income	$ 559,000	$ 1,161,000	118,000
Fair value adjustments [Member]
Other operating income, net (Details) [Line Items]
Other operating income	602,000
Royalities and Other Revenue [Member]
Other operating income, net (Details) [Line Items]
Grant income			88,000
Grant income from US department [Member]
Other operating income, net (Details) [Line Items]
Grant income			$ 659,000
NovioGendix [member]
Other operating income, net (Details) [Line Items]
Other operating income	632,000
Kreos drawdown [member]
Other operating income, net (Details) [Line Items]
Other operating income	$ 117,000
Novio Gendix [Member]
Other operating income, net (Details) [Line Items]
Grant income		$ 1,000,000